UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Andor Capital Management, L.L.C.

Address:  4 International Drive, Ste 100
          Rye Brook, New York 10573

13F File Number: 28-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin E. O'Brien
Title:  General Counsel
Phone:  (914) 607-6013


Signature, Place and Date of Signing:

/s/ Kevin E. O'Brien           Rye Brook, New York          November 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  22

Form 13F Information Table Value Total: $911,027
                                        (thousands)


List of Other Included Managers: NONE


                                                  FORM 13F INFORMATION TABLE
                                               Andor Capital Management, L.L.C.
                                                      September 30, 2012



COLUMN 1                     COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6      COLUMN 7          COLUMN 8

                             TITLE                   VALUE      SHRS OR    SH/ PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS    SOLE     SHARED  NONE
--------------               --------    -----       --------   -------    --- ----   ----------   --------    ----     ------  ----
AMAZON COM INC               COM         023135106   127,160      500,000  SH         SOLE                       500,000
APPLE INC                    COM         037833100   133,421      200,000  SH         SOLE                       200,000
ARUBA NETWORKS INC           COM         043176106    22,485    1,000,000  SH         SOLE                     1,000,000
CAVIUM INC                   COM         14964U108    18,320      550,000  SH         SOLE                       550,000
CIRRUS LOGIC INC             COM         172755100    57,585    1,500,000  SH         SOLE                     1,500,000
CORNERSTONE ONDEMAND INC     COM         21925Y103     9,198      300,000  SH         SOLE                       300,000
EBAY INC                     COM         278642103    48,370    1,000,000  SH         SOLE                     1,000,000
FACEBOOK INC                 CL A        30303M102    21,660    1,000,000  SH         SOLE                     1,000,000
GOOGLE INC                   CL A        38259P508   150,900      200,000  SH         SOLE                       200,000
IMPERVA INC                  COM         45321L100     5,733      155,000  SH         SOLE                       155,000
INPHI CORP                   COM         45772F107    14,391    1,350,000  SH         SOLE                     1,350,000
JUNIPER NETWORKS INC         COM         48203R104    10,266      600,000  SH         SOLE                       600,000
LINKEDIN CORP                COM CL A    53578A108    60,200      500,000  SH         SOLE                       500,000
MELLANOX TECHNOLOGIES LTD    SHS         M51363113    50,765      500,000  SH         SOLE                       500,000
MILLENNIAL MEDIA INC         COM         60040N105     7,175      500,000  SH         SOLE                       500,000
OMNIVISION TECHNOLOGIES INC  COM         682128103    27,920    2,000,000  SH         SOLE                     2,000,000
PANDORA MEDIA INC            COM         698354107     7,665      700,000  SH         SOLE                       700,000
RED HAT INC                  COM         756577102    28,470      500,000  SH         SOLE                       500,000
SALESFORCE COM INC           COM         79466l302    61,076      400,000  SH         SOLE                       400,000
SKYWORKS SOLUTIONS INC       COM         83088M102    23,560    1,000,000  SH         SOLE                     1,000,000
YAHOO INC                    COM         984332106    11,182      700,000  SH         SOLE                       700,000
YELP INC                     CL A        985817105    13,525      500,000  SH         SOLE                       500,000





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